Related Party Balances and Transactions - Schedule of Related Party Transactions (Detail) - Related Party [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due from related parties	¥ 995	¥ 383
Due to related parties	2,495	2,451
Minority shareholders of the Company
Related Party Transaction [Line Items]
Due from related parties	766	106
Huibao Huipei [Member]
Related Party Transaction [Line Items]
Due from related parties	157	277
Due to related parties	2,495	451
Xiaoke [Member]
Related Party Transaction [Line Items]
Due from related parties	72	0
Due to related parties	¥ 0	¥ 2,000